Deposits (Details Textual) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Deposits (Textual) [Abstract]
Certificate of deposit with balance of $100,000 or more	$ 216,700,000	$ 237,300,000
Maximum deposit insurance amount	$ 250,000